Subsequent Events (Details) - CAD ($) $ in Millions	Jan. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Decommissioning liability		$ 566.4	$ 633.9
Southern Alberta Assets | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Consideration, net	$ (38.1)
Deferred consideration receivable	25.0
Decommissioning liability	$ 92.4